Investment Securities - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Other than temporary impairment on investment securities	$ 54,000	$ 0	$ 23,000
Amortized cost of securities available-for-sale	1,099,658,000	801,147,000
Amortized cost of held-to-maturity securities	401,390,000	820,224,000
Federal home loan bank stock	59,000,000	60,700,000
Federal reserve bank stock	6,900,000	6,900,000
Federal Home Loan Bank (FHLB) advance borrowings	1,364,000,000	1,548,000,000
Money pledged for government and trust department deposits	655,000,000	813,000,000
Money pledged to secure repurchase agreements	667,000,000	669,000,000
Money pledged as collateral for FHLB advance borrowings	41,000,000	66,000,000
Percentage of amount greater than shareholder's equity	10.00%
Proceeds from sale of investment securities	0	610,000,000
Available-for-sale securities, pre-tax gain		28,800,000
Available-for-sale securities, after tax gain		18,700,000
U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available-for-sale securities	695,700,000
U.S. Government sponsored entity asset-backed securities
Schedule of Investments [Line Items]
Asset-backed securities mortgage portfolio, maturity term	15 years
Amortized cost of securities available-for-sale	401,882,000	427,300,000
Amortized cost of held-to-maturity securities	400,820,000	818,232,000
Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	277,800,000
Amortized cost of held-to-maturity securities	100,000
Collateralized mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	124,100,000
Amortized cost of held-to-maturity securities	400,700,000
U.S. Government sponsored entity mortgage-backed securities
Schedule of Investments [Line Items]
Proceeds from sale of investment securities			460,200,000
Available-for-sale securities, pre-tax gain			11,900,000
Available-for-sale securities, after tax gain			$ 7,700,000
Minimum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Callable securities, maturity term	9 years
Maximum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Callable securities, maturity term	15 years